Significant accounting policies (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Stockholders equity				R$ 164,158
Net income loss		R$ 33,877	R$ 30,242	28,384
I F R S 4 [Member]
IfrsStatementLineItems [Line Items]
Stockholders equity			177,343
Net income loss			30,737
I F R S 4 [Member] | Opening Balance In Accordance With I F R S 4 [Member]
IfrsStatementLineItems [Line Items]
Stockholders equity				164,476
I F R S 4 [Member] | Measurement Of Fulfillment Cash Flows With Insurance Contracts And Private Pension Portfolios [Member]
IfrsStatementLineItems [Line Items]
Stockholders equity	[1]		236	(319)
Net income loss	[1]		(795)
I F R S 4 [Member] | Redesignation Of Financial Assets Related To Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Stockholders equity	[2]		(593)	(260)
I F R S 4 [Member] | Deferred Taxes On Adjustments [Member]
IfrsStatementLineItems [Line Items]
Stockholders equity			121	261
Net income loss			300
I F R S 4 [Member] | Total Adjustments [Member]
IfrsStatementLineItems [Line Items]
Stockholders equity			(236)	R$ (318)
Net income loss			(495)
IFRS 17 [member]
IfrsStatementLineItems [Line Items]
Stockholders equity			177,107
Net income loss		R$ 33,877	R$ 30,242

[1]	Calculation of fulfillment cash flows with contracts and contractual service margin according to the modified retrospective approach.
[2]	Change in the financial asset measurement model due to its redesignation with the adoption of IFRS 17.